Summary of Significant Accounting Policies (Tables) - Image P2P Trading Group Limited [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Identities of Consolidated Subsidiaries

The Company’s subsidiaries are listed as follows:

Name of Company	Place of incorporation	Attributable equity interest %	Authorized capital
Asia Grand Will Limited	Hong Kong	100	HKD 1
Fuzhi Yuan (Shenzhen) Holdings Limited	PRC	100	RMB 500,000
Jiangxi Fu Zhi Yuan Biotechnology Co., Limited	PRC	100	RMB 50,000,000

The Company’s subsidiaries are listed as follows:

Name of Company	Place of incorporation	Attributable equity interest %	Authorized capital
Asia Grand Will Limited	Hong Kong	100	HKD 1
Fuzhi Yuan (Shenzhen) Holdings Limited	PRC	100	RMB 500,000
Jiangxi Fu Zhi Yuan Biotechnology Co., Limited	PRC	100	RMB 50,000,000

Schedule of Property and Equipment Estimated Useful Lives

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives of the plant and equipment are as follows:

Buildings	20 years
Equipment	3 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	5 - 10 years

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives of the plant and equipment are as follows:

Buildings	20 years
Equipment	3 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	5 - 10 years

Schedule of Foreign Currency Translation

Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

Exchange Rates	9/30/2017	12/31/2016	9/30/2016
Period end RMB: US$ exchange rate	6.6545	6.9472	6.66792
Average RMB: US$ exchange rate	6.8057	6.6418	6.57958

Period end HKD: US$ exchange rate	7.8150	7.7617	7.7547
Average HKD: US$ exchange rate	7.7731	7.7521	7.7632

Exchange Rates	12/31/2016	12/31/2015
Year end RMB : US$ exchange rate	6.9472	6.4907
Average year RMB : US$ exchange rate	6.6418	6.2175

Year end HKD : US$ exchange rate	7.7617	7.7504
Average year HKD : US$ exchange rate	7.7521	7.7521